Trade Payables (Details) - Schedule of trade payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade payables [Abstract]
Accrued expenses	$ 279	$ 525
Open debts	277	339
Trade payables	$ 556	$ 864